SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Sep. 30, 2017
Building [Member]
Property, Plant and Equipment, Useful Life	40 years
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	8 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	20 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Useful Life	10 years